Accrued Expenses and Other Payables - Schedule of Accrued Expenses and Other Payables (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Schedule of Accrued Expenses and Other Payables [Abstract]
Salary & consultancy fee	$ 1,650,915	$ 1,555,918
Office rental	5,000	20,000
Other payables	56,000	186,911
Total accrued expenses & other payables	$ 1,711,915	$ 1,762,829